Security deposits and maintenance reserves	12 Months Ended
Dec. 31, 2021
Disclosure of security deposits and maintenance reserves [Abstract]
Security deposits and maintenance reserves	SECURITY DEPOSITS AND MAINTENANCE RESERVES
10.1 Accounting policies
10.1.1 Security deposits
Security deposits are represented by amounts deposited by the Company to the lessors of aircraft, as required at the inception of the lease, as guarantee for the fulfillment of the lease contract. Security deposits are denominated in U.S. dollars, do not bear interest and are not reimbursable at the end of the contracts. Judicial deposits are also classified in this group.
10.1.2 Maintenance reserves
Certain master lease agreements provide for the payment of aircraft maintenance reserves made to the lessors to be held as collateral for the performance of major maintenance activities, and therefore these deposits are reimbursable upon completion of the maintenance event in an amount equal to or less than:
•the amount of the maintenance reserve held by the lessor associated with the specific maintenance event; or
•the costs related to the specific maintenance event.
Substantially all of these maintenance reserve payments are calculated based on an aircraft utilization measure, such as flight hours or cycles, and are used solely to collateralize the performance of maintenance by the lessor. At the reporting date we assess whether the maintenance reserve deposits required by the master lease agreements are expected to be recovered through the performance of qualifying maintenance on the leased assets. Maintenance deposits expected to be recovered are held in assets, and the amounts identified as non-recoverable are readily transferred to statements of operations.
Aircraft maintenance reserves are classified as current or non-current depending on the dates when the related maintenance is expected to be performed.
10.2 Breakdown of security deposits and maintenance reserves
The movement of security deposits and maintenance reserves is as follows:

Description	Maintenance reserves	Security deposits	Total

Balances at December 31, 2019	1,498,898	152,635	1,651,533

Business combination – Azul Conecta	—	298	298
Additions	313,950	93,739	407,689
Impairment	(20,486)	—	(20,486)
Provision for loss	(419,843)	—	(419,843)
Reimbursements	(476,588)	(43,519)	(520,107)
Foreign currency exchange	425,715	29,243	454,958

Balances at December 31, 2020	1,321,646	232,396	1,554,042

Additions	501,309	95,799	597,108
Reversal of impairment	24,275	—	24,275
Provision for loss	(221,626)	—	(221,626)
Reimbursements	(86,804)	(48,584)	(135,388)
Transfer	—	23,782	23,782
Foreign currency exchange	106,089	16,137	122,226

Balances at December 31, 2021	1,644,889	319,530	1,964,419
Current	357,210	53,702	410,912
Non-current	1,287,679	265,828	1,553,507